Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2017	2016	2015

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,219	1,883	1,930
Income (loss) from discontinued operations, net of tax	(6)	16	3
Net income	2,213	1,899	1,933

Weighted-average number of shares outstanding (in millions)	2,138	2,151	2,226

Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.04	0.88	0.87
Income (loss) from discontinued operations, net of tax	—	—	—
Net income	1.04	0.88	0.87

Diluted earnings per share

($ in millions, except per share data in $)	2017	2016	2015

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,219	1,883	1,930
Income (loss) from discontinued operations, net of tax	(6)	16	3
Net income	2,213	1,899	1,933

Weighted-average number of shares outstanding (in millions)	2,138	2,151	2,226
Effect of dilutive securities:
Call options and shares	10	3	4
Adjusted weighted-average number of shares outstanding (in millions)	2,148	2,154	2,230

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.03	0.87	0.87
Income (loss) from discontinued operations, net of tax	—	0.01	—
Net income	1.03	0.88	0.87